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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Theresa M. Bridge

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450  Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (513) 587-3400

Date of fiscal year end:      December 31, 2012

Date of reporting period:    September 30, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2012 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.63%
CLOSED-END FUNDS - 22.84%
CORE - 0.15%
General American Investors Company, Inc.	1,834	$53,333

CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED - 1.86%
Federated Enhanced Treasury Income Fund	9,183	131,317
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	11,100	149,295
Western Asset/Claymore Inflation-Linked Securities & Income Fund	29,732	394,544
		675,156
DEVELOPED MARKET - 0.53%
Japan Smaller Capitalization Fund, Inc.	23,533	169,202
Singapore Fund, Inc. (The)	1,600	22,112
		191,314
GLOBAL - 3.40%
AGIC Global Equity & Convertible Income Fund	10,400	139,568
Clough Global Equity Fund	4,923	63,605
Clough Global Opportunities Fund	60,413	706,832
First Trust Active Dividend Income Fund	19,814	167,825
Lazard World Dividend & Income Fund, Inc.	12,700	154,432
		1,232,262
GLOBAL INCOME - 1.07%
Nuveen Multi-Currency Short-Term Government Income Fund	29,414	388,265

INCOME & PREFERRED STOCK - 0.72%
Zweig Total Return Fund, Inc. (The)	20,804	263,379

OPTION ARBITRAGE/OPTIONS STRATEGIES - 14.07%
BlackRock Enhanced Equity Dividend Trust	15,600	117,936
BlackRock International Growth and Income Trust	61,500	448,335
Eaton Vance Enhanced Equity Income Fund	45,872	508,262
Eaton Vance Enhanced Equity Income Fund II	48,428	536,582
Eaton Vance Risk-Managed Diversified Equity Income Fund	80,913	852,014
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	40,300	524,303

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES (Continued)
Eaton Vance Tax-Managed Diversified Equity Income Fund	66,439	$631,835
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	29,700	329,670
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	119,344	1,051,420
ING Global Advantage and Premium Opportunity Fund	8,500	100,640
		5,100,997
REAL ESTATE - 0.96%
Neuberger Berman Real Estate Securities Income Fund Inc.	73,524	347,033

SECTOR EQUITY - 0.08%
Gabelli Healthcare & WellnessRx Trust (The)	3,079	28,050

TOTAL CLOSED-END FUNDS		8,279,789

CONSUMER DISCRETIONARY - 8.64%
Bed Bath & Beyond, Inc. *	2,500	157,500
CBS Corporation - Class B	3,000	108,990
Comcast Corporation - Class A	4,012	143,509
Comcast Corporation - Special Class A	4,250	147,900
DIRECTV *	4,000	209,840
Gap, Inc.	1,500	53,670
Home Depot, Inc. (The)	4,000	241,480
Lowe's Companies, Inc.	5,000	151,200
Macy's, Inc.	3,000	112,860
McDonald's Corporation	2,500	229,375
News Corporation - Class B	2,500	62,000
Target Corporation	3,500	222,145
Time Warner Cable, Inc.	2,000	190,120
Time Warner, Inc.	4,666	211,510
TJX Companies, Inc. (The)	5,000	223,950
Viacom Inc. - Class B	3,000	160,770
Walt Disney Company (The)	6,500	339,820
Yum! Brands, Inc.	2,500	165,850
		3,132,489

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 8.47%
Altria Group, Inc.	7,000	$233,730
Coca-Cola Company (The)	20,000	758,600
CVS Caremark Corporation	7,000	338,940
Kimberly-Clark Corporation	1,000	85,780
Kraft Foods Inc. - Class A	3,000	124,050
Kroger Company (The)	3,000	70,620
Philip Morris International, Inc.	2,500	224,850
Reynolds American Inc.	1,200	52,008
Wal-Mart Stores, Inc.	16,000	1,180,800
		3,069,378
ENERGY - 8.95%
Anadarko Petroleum Corporation	1,000	69,920
Chevron Corporation	7,500	874,200
ConocoPhillips	6,000	343,080
EOG Resources, Inc.	1,000	112,050
Exxon Mobil Corporation	12,000	1,097,400
Halliburton Company	2,000	67,380
Marathon Oil Corporation	4,900	144,893
Phillips 66	3,000	139,110
Schlumberger Limited	4,500	325,485
Williams Companies, Inc.	2,000	69,940
		3,243,458
FINANCIALS - 10.51%
AFLAC, Inc.	3,000	143,640
Allstate Corporation (The)	2,500	99,025
American Express Company	6,000	341,160
BB&T Corporation	3,000	99,480
Capital One Financial Corporation	2,500	142,525
Discover Financial Services	4,000	158,920
Fifth Third Bancorp	7,000	108,570
Franklin Resources, Inc.	1,000	125,070
JPMorgan Chase & Co.	15,200	615,296
Marsh & McLennan Companies, Inc.	4,000	135,720
MetLife, Inc.	5,500	189,530
SunTrust Banks, Inc.	3,000	84,810
U.S. Bancorp	12,500	428,750
Wells Fargo & Company	33,000	1,139,490
		3,811,986
HEALTH CARE - 10.02%
Abbott Laboratories	6,000	411,360
Amgen Inc.	4,000	337,280
Baxter International, Inc.	1,200	72,312

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
HEALTH CARE (Continued)
Bristol-Myers Squibb Company	6,000	$202,500
Covidien plc	2,000	118,840
Eli Lilly & Company	2,500	118,525
Express Scripts Holding Company *	1,620	101,525
Johnson & Johnson	6,500	447,915
McKesson Corporation	2,500	215,075
Merck & Company, Inc.	16,000	721,600
Pfizer, Inc.	16,462	409,081
Stryker Corporation	1,000	55,660
Thermo Fisher Scientific Inc.	2,000	117,660
UnitedHealth Group, Inc.	5,500	304,755
		3,634,088
INDUSTRIALS - 7.40%
Boeing Company (The)	2,000	139,240
Caterpillar Inc.	3,000	258,120
CSX Corporation	6,000	124,500
Cummins Inc.	1,000	92,210
Deere & Company	2,500	206,225
General Electric Company	22,000	499,620
Honeywell International Inc.	4,000	239,000
ITT Corporation	2,900	58,435
Lockheed Martin Corporation	2,500	233,450
Norfolk Southern Corporation	2,000	127,260
Northrop Grumman Corporation	1,500	99,645
Raytheon Company	2,000	114,320
Union Pacific Corporation	2,500	296,750
United Technologies Corporation	2,500	195,725
		2,684,500
INFORMATION TECHNOLOGY - 14.47%
Apple Inc.	3,000	2,001,780
Automatic Data Processing, Inc.	1,000	58,660
Cisco Systems, Inc.	8,000	152,720
eBay Inc. *	7,000	338,870
International Business Machines Corporation	5,000	1,037,250
Microsoft Corporation	36,000	1,072,080
Oracle Corporation	18,600	585,714
		5,247,074
MATERIALS - 2.63%
Air Products & Chemicals, Inc.	1,500	124,050
CF Industries Holdings, Inc.	600	133,344
Dow Chemical Company (The)	6,000	173,760
E.I. du Pont de Nemours and Company	4,800	241,296

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2012 (Unaudited) (Concluded)

Description	No. of Shares	Value
MATERIALS (Continued)
Freeport-McMoRan Copper & Gold, Inc.	5,000	$197,900
International Paper Company	2,300	83,536
		953,886
TELECOMMUNICATION SERVICES - 2.83%
AT&T, Inc.	17,589	663,105
Verizon Communications, Inc.	8,000	364,560
		1,027,665
UTILITIES - 2.87%
AES Corporation (The) *	4,600	50,462
Consolidated Edison, Inc.	1,000	59,890
Duke Energy Corporation	2,200	142,560
Exelon Corporation	3,500	124,530
FirstEnergy Corporation	2,000	88,200
NextEra Energy, Inc.	2,000	140,660
Sempra Energy	1,500	96,735
Southern Company (The)	4,000	184,360
Xcel Energy, Inc.	5,500	152,405
		1,039,802

TOTAL EQUITY SECURITIES (cost - $30,615,288)		36,124,115

SHORT-TERM INVESTMENTS - 0.43%
MONEY MARKET FUNDS - 0.43%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $155,741)	155,741	155,741

TOTAL INVESTMENTS - 100.06% (cost - $30,771,029)		36,279,856

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06)%		(23,044)

NET ASSETS - 100.00%		$36,256,812

*   Non-income producing security.
^   Variable rate security.  The rate shown is the 7-day effective yield as of September 30, 2012.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2012 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2012:

Cost of portfolio investments	$30,778,153
Gross unrealized appreciation	$6,135,346
Gross unrealized depreciation	(633,643)
Net unrealized appreciation	$5,501,703

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 - Quoted Prices
Equity Investments	$36,124,115	$-
Short-Term Investments	155,741	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$36,279,856	$-

* Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

As of September 30, 2012, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2012.

The disclosures for the Fund’s fiscal year beginning January 1, 2012 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount.  Management will continue to evaluate the impact of ASU No. 2010-6 for the required disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  During the nine months ended September 30, 2012, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued.  Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 4, 2012 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission on the Form N-CSR on September 4, 2012, file number 811-02363.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2.  Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 26, 2012

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	November 26, 2012

* Print the name and title of each signing officer under his or her signature.